Document and Entity Information	May 10, 2022
Cover [Abstract]
Entity Registrant Name	Aveanna Healthcare Holdings, Inc.
Amendment Flag	true
Entity Central Index Key	0001832332
Document Type	8-K/A
Document Period End Date	May 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40362
Entity Tax Identification Number	81-4717209
Entity Address, Address Line One	400 Interstate North Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	441-1580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AVAH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Aveanna Healthcare Holdings Inc., a Delaware corporation (the “Company”), with the Securities and Exchange Commission on May 16, 2022 (the “Original 8-K”). The purpose of this Amendment is to update the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” of the Original 8-K to provide information regarding the determination of the Board of Directors of the Company (the “Board”) as to how frequently the Company will conduct future stockholder advisory votes on the compensation of the Company’s named executive officers. No other changes are being made to the Original 8-K.